STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Feb. 28, 2017
Income Statement [Abstract]
NET SALES	$ 4,547,187	$ 3,849,338	$ 13,082,737	$ 11,317,231	$ 13,313,894	$ 12,293,655
Cost of goods sold	1,655,619	1,470,680	4,985,761	4,539,320	5,174,946	4,724,097
Gross Profit	2,891,568	2,378,658	8,096,976	6,777,911	8,138,948	7,569,558
OPERATING EXPENSES
Selling, general and administrative	2,203,614	1,893,911	6,106,514	5,674,357	6,594,570	7,767,712
Research and development	126,923	14,852	160,735	85,598	50,587	237,486
Depreciation and amortization	78,345	77,517	228,900	229,178	257,257	300,611
Total Operating Expenses	2,408,882	1,986,280	6,496,149	5,989,133	6,902,414	8,305,809
Net Operating Profit	482,686	392,378	1,600,827	788,778	1,236,534	(736,251)
Non-Operating (Expense)/Income
Interest expense						1,886
(Loss)/Gain on currency exchange	(5,842)	10,419	(16,256)	62,164	(68,566)	41,499
Gain on sale of fixed asset	6,000		6,000
Interest and other income	6,972	361	13,088	2,427	(2,420)	(2,937)
TOTAL OTHER (EXPENSE)/INCOME	7,130	10,780	2,832	64,591
PROFIT BEFORE TAXES	489,816	403,158	1,603,659	853,369	1,307,520	(776,699)
Income Tax Expense	(103,263)	(137,404)	(337,956)	(312,192)	(402,563)	241,700
NET INCOME	$ 386,553	$ 265,754	$ 1,265,703	$ 541,177	$ 904,957	$ (534,999)
NET INCOME PER SHARE
Basic (in dollars per share)	$ 0.01	$ 0.01	$ 0.03	$ 0.01	$ 0.02	$ (0.01)
Diluted (in dollars per share)	$ 0.01	$ 0.01	$ 0.03	$ 0.01	$ 0.02	$ (0.01)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
Basic (in shares)	38,194,682	37,898,357	38,104,393	37,833,133	37,897,632	37,830,581
Diluted (in shares)	38,985,684	38,072,425	38,875,737	37,934,851	38,445,482	37,878,201